LEASES - Balance sheet disclosure (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
LEASES
Operating lease right-of-use assets	$ 136,913	$ 212,324
Liabilities
Operating lease liabilities, current	137,598	148,663
Operating lease liabilities, non-current		64,742
Total lease liabilities	$ 137,598	$ 213,405